Financial instruments and risk management - Aging of trade receivables (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ 45,467	$ 39,265
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	46,489	40,350
Gross carrying amount | Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	36,633	30,561
Gross carrying amount | 1-30 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	4,116	3,601
Gross carrying amount | 31-60 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	1,781	2,154
Gross carrying amount | 61-90 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	792	1,009
Gross carrying amount | 91-120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	698	422
Gross carrying amount | Greater than 120 days past due
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	2,469	2,603
Provision for expected credit losses
Disclosure of financial assets that are either past due or impaired [line items]
Current financial assets	$ (1,022)	$ (1,085)	$ (1,053)